N-2	May 05, 2023
Cover [Abstract]
Entity Central Index Key	0001650664
Amendment Flag	false
Securities Act File Number	001-37687
Document Type	8-K
Entity Registrant Name	Editas Medicine, Inc.
Entity Address, Address Line One	11 Hurley Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	401-9000
Entity Emerging Growth Company	false